Supplemental Disclosure of Cash Flow Information - USD ($)	6 Months Ended
	Jun. 30, 2025	Jun. 30, 2024
Supplemental Disclosure of Cash Flow Information [Abstract]
Interest received	$ 20,878	$ 39,076